SHARE CAPITAL - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shares Under Options
Outstanding at beginning of year	334,839	564,197
Granted	0	0
Exercised	(44,964)	(123,545)
Canceled and forfeited	(76,000)	(105,813)
Outstanding at end of year	213,875	334,839
Exercisable at end of year	159,500	193,089
Weighted Average Exercise Price
Outstanding at beginning of year	$ 2.31	$ 2.64
Granted	0	0
Exercised	0.41	0.1
Canceled and forfeited	2.22	2.94
Outstanding at end of year	1.23	2.31
Exercisable at end of year	$ 1.28	$ 1.73